Average Annual Total Returns{- Franklin Strategic Income VIP Fund} - FTVIP Class 4-57 - Franklin Strategic Income VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 1 year	Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 5 years	Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	7.93%	2.69%	4.37%	8.72%	3.05%	3.75%	9.77%	3.91%	5.18%